DWS Global Income Builder VIP Annual Fund Operating Expenses - Class A [Member] - DWS Global Income Builder VIP - Class A	Apr. 24, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.37%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.24%	[1]
Expenses (as a percentage of Assets)	0.61%

[1]	“Other expenses” are restated to exclude fees related to proxy expenses. “Other expenses” would have been 0.25% had proxy expenses been included.